Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX

Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Risk/Return, Supplement Text Block	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2011
   to the Class J Prospectus
   for Principal Funds, Inc.
      dated March 1, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Replace the "Underlying Fund Risk" for the funds listed below:

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO (page 7)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO (page 11)
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO (page 15)
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO (page 19)
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO (page 23)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND (page 27)
PRINCIPAL LIFETIME 2010 FUND (page 32)
PRINCIPAL LIFETIME 2020 FUND (page 37)
PRINCIPAL LIFETIME 2030 FUND (page 42)
PRINCIPAL LIFETIME 2040 FUND (page 47)
PRINCIPAL LIFETIME 2050 FUND (page 52)

with the following:

Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Narrative	rr_RiskNarrativeTextBlock
Underlying Fund Risk. An underlying fund of a fund-of-funds may experience relatively large
redemptions or investments as the fund-of-funds periodically reallocates or rebalances its assets.
These transactions may cause the underlying fund to sell portfolio securities to meet such
redemptions, or to invest cash from such investments, at times it would not otherwise do so, and
may as a result increase transaction costs and adversely affect underlying fund performance.